Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions
Schedule of provisions

	Tax(1)	Other(2)	Total
	£’000	£’000	£’000
At 1 July 2024	7,335	460	7,795
Movement in provisions	2,821	5,361	8,182
At 30 June 2025	10,156	5,821	15,977
Movement in provisions	(2,594)	(14)	(2,608)
At 30 June 2026	7,562	5,807	13,369
Less: non-current portion
Provisions	—	—	—
Current provisions	7,562	5,807	13,369

(1) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.

(2) Other provision

Other provisions comprises management’s best estimates of a number of individually immaterial future liabilities. The amounts and timing of cash outflows are by their nature uncertain.